Loans to group companies	12 Months Ended
Dec. 31, 2023
Aegon Ltd. [member]
Statement [LineItems]
Loans to group companies
9 Loans to group companies

	2023	2022

On January 1	1,435	1,829

Additions / (redemptions)	(605)	(502)

Other changes	(52)	109

On December 31	780	1,435

Current	520	932

Non-current	260	503
The other changes in Loans to group companies mainly relate to currency exchange rate fluctuations.